Income Taxes included in Other Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax expenses (recoveries) on:
Unrealized foreign exchange gains (losses) on translation of foreign operations	$ (2)	$ 1
Unrealized foreign exchange gains (losses) on net investment hedges	38	(37)
Insurance / reinsurance finance income (expenses)	(77)	1,207
Unrealized gains (losses) on fair value through OCI investments	71	(480)
Reclassification of net realized gains (losses) on fair value through OCI investments	187	300
Other	(45)	68
Total recognized in other comprehensive income	$ 172	$ 1,059